Promissory notes payable (Details Narrative)						1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 22, 2021 USD ($)	Oct. 09, 2020 USD ($)	May 12, 2020 USD ($)	Apr. 24, 2020 $ / shares shares	Nov. 13, 2019 USD ($) shares	Oct. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Aug. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Jul. 13, 2020 USD ($)	Jun. 13, 2020 USD ($)	May 12, 2020 CAD ($)	Jan. 29, 2020 USD ($)	Jan. 29, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Nov. 13, 2019 $ / shares
Short-term Debt [Line Items]
Warrants to purchase shares | shares							112,858,578		95,777,806		112,858,578			95,777,806			95,777,806
Repaid promissory note									$ 1,825,920			$ 2,017,706			$ 158,094
Promissory notes payable																				$ 200,000
Outstanding interest payable									28,939					$ 28,939
Settlement of promissory note for issuing common stock | shares													822,857
Loss on loan extinguishment		$ 23,376				$ 23,376				1,056,296			$ 335,467	$ 23,376
Accretion expense								$ 118,388	$ 118,388	107,258		370,397			359,267	734,589
Debt Instrument effective interest rate percentage									11.00%					11.00%			11.00%
Interest expense							8,219	107,427	$ 124,367	99,881	8,219	209,972			202,426	256,029
Financing cost									360,000
Promissory Note [Member]
Short-term Debt [Line Items]
Unsecured promissory notes payable					$ 300,000
Debt instrument, interest rate					1.00%
Maturity term					90 days
Warrants to purchase shares | shares				400,000	400,000
Warrants exercise price | $ / shares				$ 0.50																				$ 0.80
Warrants term					2 years
Warrants and rights outstanding, maturity date				Nov. 13, 2021
Promissory notes payable									218,281					$ 218,281			$ 288,000
Number of shares acquired | shares					1
Debt instrument, maturity date				Aug. 01, 2020
Promissory Note [Member] | CAD [Member]
Short-term Debt [Line Items]
Warrants exercise price | $ / shares				$ 0.50																				$ 0.80
Promissory notes payable																	$ 288,000
Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Repaid promissory note									110,658
Promissory notes payable															248,478			$ 1,200,000
Outstanding interest payable									28,939					28,939	22,700
Settlement of promissory note for issuing common stock | shares																822,857
Accretion expense								51,522	51,522			170,438			155,001
Debt Instrument effective interest rate percentage							11.00%				11.00%
Interest expense								5,600	5,600			24,200			$ 22,700
Promissory notes payable									218,281					218,281
Promissory Notes Payable One [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			7.00%												7.00%					7.00%
Maturity term			90 days
Promissory notes payable			$ 362,650							$ 82,367										$ 500,000	$ 75,727
Outstanding interest payable			362,650
Loss on loan extinguishment			291,203
Accretion expense								47,737	47,737			89,190			$ 41,453
Debt issue costs			$ 89,190
Promissory Notes Payable One [Member] | CAD [Member]
Short-term Debt [Line Items]
Promissory notes payable																				$ 500,000		$ 100,000	$ 107,000
Promissory Notes Payable Two [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			8.00%																	8.00%
Maturity term			90 days
Promissory notes payable			$ 141,704						$ 714,285					714,285
Settlement of promissory note for issuing common stock | shares									714,285
Accretion expense								19,129	$ 19,129			35,676			16,547
Debt issue costs			$ 35,676
Promissory Notes Payable Two [Member] | CAD [Member]
Short-term Debt [Line Items]
Promissory notes payable																				$ 200,000
Promissory Notes Payable Three [Member]
Short-term Debt [Line Items]
Promissory notes payable															75,000
Debt issue costs									360,000					$ 360,000	15,000
Financing cost												15,000
Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Financing cost															15,000
Promissory Notes Payable Four [Member]
Short-term Debt [Line Items]
Promissory notes payable															75,000
Financing cost												15,000			$ 15,000
Promissory Notes Payable Five [Member]
Short-term Debt [Line Items]
Promissory notes payable																			$ 1,200,000
Debt issue costs																			$ 360,000
Financing cost								$ 360,000				$ 360,000
Non Convertible Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	15.00%
Promissory notes payable	$ 2,500,000
Interest expense											$ 8,219
Debt instrument, maturity date	Mar. 15, 2022
Proceeds from Issuance or Sale of Equity	$ 10,000,000